Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table (SCT) Total for PEO 1[1] ($)	SCT Total for PEO 2[1] ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average SCT Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Millions)	ROIC for Compensation Purposes[5]
							Company TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	—	8,394,536	—	10,726,993	2,012,285	2,590,847	222	155	521	20.3%
2024	—	7,356,657	—	4,980,729	3,236,767	1,923,445	171	144	466	18.8%
2023	10,609,670	—	27,971,976	—	3,085,776	5,933,007	196	126	545	22.6%
2022	10,096,478	—	14,415,143	—	2,496,792	3,176,483	128	108	472	28.1%
2021	9,213,820	—	17,818,888	—	1,978,086	3,241,658	122	125	276	21.5%

1	Steven Hedlund was our PEO for 2024 through 2025 (“PEO 2”). Christopher Mapes was our PEO for 2021 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2025	2024	2023	2022	2021
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Jennifer Ansberry	Christopher L. Mapes	Steven Hedlund	Steven Hedlund	Steven Hedlund
Michael Whitehead	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Susan Edwards	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt

2	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2025, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in previous proxy statements for previous years, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2025 or the related disclosures provided below.

3	Compensation Actually Paid for 2025 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO 2($)
2025	8,394,536	—	(5,701,663)	—	8,034,120	10,726,993

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,012,285	—	(975,739)	—	1,554,301	2,590,847

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO 2 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2025	5,732,297	1,787,230	—	514,593	—	8,034,120

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	980,972	374,004	—	199,325	—	1,554,301

4	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5	We determined Return on Invested Capital (“ROIC”) for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025. More information on ROIC for Compensation Purposes can be found in Appendix A.

Company Selected Measure Name		Return on Invested Capital (“ROIC”) for Compensation Purposes
Named Executive Officers, Footnote [Text Block]
1	Steven Hedlund was our PEO for 2024 through 2025 (“PEO 2”). Christopher Mapes was our PEO for 2021 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.

2025	2024	2023	2022	2021
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Jennifer Ansberry	Christopher L. Mapes	Steven Hedlund	Steven Hedlund	Steven Hedlund
Michael Whitehead	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Susan Edwards	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt

Peer Group Issuers, Footnote [Text Block]		The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
3	Compensation Actually Paid for 2025 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO 2($)
2025	8,394,536	—	(5,701,663)	—	8,034,120	10,726,993
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,012,285	—	(975,739)	—	1,554,301	2,590,847

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,012,285	$ 3,236,767	$ 3,085,776	$ 2,496,792	$ 1,978,086
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 2,590,847	1,923,445	5,933,007	3,176,483	3,241,658
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO 2 ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2025	5,732,297	1,787,230	—	514,593	—	8,034,120

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	980,972	374,004	—	199,325	—	1,554,301

Compensation Actually Paid vs. Total Shareholder Return

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TOTAL SHAREHOLDER RETURN (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2020.

Compensation Actually Paid vs. Net Income

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY NET INCOME

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our GAAP Net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

RELATIONSHIP BETWEEN PEO AND NON-PEO NEO COMPENSATION ACTUALLY PAID AND COMPANY ROIC FOR COMPENSATION PURPOSES

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and Company ROIC for Compensation Purposes (annual results) during the five most recently completed fiscal years.

Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Return on Invested Capital (ROIC) for Compensation Purposes
Adjusted earnings before interest, taxes and bonus (EBITB)
Net Sales
Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Adjusted Operating Income Margin
Adjusted Net Income for Compensation Purposes

Total Shareholder Return Amount	[4]	$ 222	171	196	128	122
Peer Group Total Shareholder Return Amount	[4]	155	144	126	108	125
Net Income (Loss) Attributable to Parent		$ 521,000,000	$ 466,000,000	$ 545,000,000	$ 472,000,000	$ 276,000,000
Company Selected Measure Amount	[5]	0.203	0.188	0.226	0.281	0.215
PEO Name		Steven Hedlund
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2025, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in previous proxy statements for previous years, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2025 or the related disclosures provided below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC) for Compensation Purposes
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted earnings before interest, taxes and bonus (EBITB)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income for Compensation Purposes
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(975,739)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,554,301
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		980,972
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		374,004
Non-PEO NEO [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Un Vested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		199,325
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]			$ 10,609,670	$ 10,096,478	$ 9,213,820
PEO Actually Paid Compensation Amount	[1],[2],[3]			27,971,976	14,415,143	17,818,888
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	8,394,536	7,356,657
PEO Actually Paid Compensation Amount	[1],[2],[3]	10,726,993	$ 4,980,729
P E O 2 [Member] | PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 [Member] | PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,701,663)
P E O 2 [Member] | PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 [Member] | PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,034,120
P E O 2 [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,732,297
P E O 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,787,230
P E O 2 [Member] | PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
P E O 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		514,593
P E O 2 [Member] | PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For P E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0

[1]	Steven Hedlund was our PEO for 2024 through 2025 (“PEO 2”). Christopher Mapes was our PEO for 2021 through 2023 (“PEO 1”). The individuals comprising the non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid for 2025 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments. For 2025, these adjustments are as described in footnote 3 below. Please note that, while similar adjustment information was provided in previous proxy statements for previous years, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2025 or the related disclosures provided below.
[4]	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Return on Invested Capital (“ROIC”) for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025. More information on ROIC for Compensation Purposes can be found in Appendix A.